MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2024
Investments, Debt and Equity Securities [Abstract]
Schedule of available-for-sale marketable securities
	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
As of June 30, 2024:
Available-for-sale – matures within one year:
Governmental bonds	$32,711	$-		$23	$32,688

As of December 31, 2023:
Available-for-sale – matures within one year:
Governmental bonds	$11,740	$2	$	*	$11,742

*	Represents an amount lower than $1

Schedule of unrealized loss on investments
	Less than 12 months			12 months or greater
	Fair value	Gross unrealized loss		Fair value	Gross unrealized loss

As of June 30, 2024	$32,688		$23	$-	$-

As of December 31, 2023	$992	$	*	$-	$-

*	Represents an amount lower than $1.